CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	3 Months Ended		6 Months Ended		30 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012
Cash Flows from Operating Activities:
Net loss for the period	$ (4,907,669)	$ (6,871,411)	$ (12,629,648)	$ (12,037,033)	$ (57,879,171)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock option compensation	715,784	485,489	1,856,990	1,940,279	4,680,099
Depreciation	5,569	16,465	11,662	40,446	212,537
Gain on extinguishment of debt	0	0	0	0	(1,304)
Gain on sale of equipment	0	(185,787)	0	(546,995)	(1,880,140)
Gain on sale of subsidiaries	0	0	0	0	(474,577)
Write-down of machinery and equipment	0	0	0	0	4,400,755
Amortization of premium on marketable debt securities	0	0	0	0	175,020
Accretion of convertible notes	234,073	261,024	513,509	504,220	2,607,265
Net gain on disposition of marketable securities	0	(313,477)	(7,373)	(511,668)	(1,021,692)
Shares issued for compensation	841,448	813,271	1,621,773	1,124,671	3,652,347
Changes in non-cash working capital:
Net increase in deposits and advances	(1,421,283)	(291,834)	(1,757,398)	(249,157)	(1,475,874)
Net increase (decrease) in accounts payable and accrued expenses	(1,802,802)	1,977,175	(332,112)	3,237,627	(2,045,989)
Net cash used in operating activities	(6,334,880)	(4,109,085)	(10,722,597)	(6,497,610)	(49,050,724)
Cash Flows from Investing Activities:
Proceeds from disposition of marketable securities	0	658,808	13,645	1,217,749	12,839,183
Purchase of marketable securities	0	(200,894)	0	(655,842)	(1,726,718)
Purchase of property, plant and equipment	(50,010)	(30,431)	(51,719)	(32,944)	(9,598,889)
Proceeds from sales of equipment	0	303,255	450,000	8,640,395	25,822,156
Decrease in restricted cash	0	0	0	0	9,489,777
Deconsolidation of subsidiaries	0	0	0	0	(1,429,655)
Net cash (used in) provided by investing activities	(50,010)	730,738	411,926	9,169,358	35,395,854
Cash Flows from Financing Activities:
Net proceeds from the issuance of common shares	72,825	12,153	81,925	15,778	141,364
Extinguishment of convertible notes	(16,900,000)	0	(16,900,000)	0	(16,900,683)
Net cash (used in) provided by financing activities	(16,827,175)	12,153	(16,818,075)	15,778	(16,759,319)
Change in Cash and Cash Equivalents:
Net increase (decrease) in cash and cash equivalents	(23,212,065)	(3,366,194)	(27,128,746)	2,687,526	(30,414,189)
Cash and cash equivalents - beginning of period	53,760,689	64,240,198	57,677,370	58,186,478	60,962,813
Cash and cash equivalents - end of period	$ 30,548,624	$ 60,874,004	$ 30,548,624	$ 60,874,004	$ 30,548,624